Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2017
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Investments in associates and joint ventures

7 Investments in associates and joint ventures

Investments in associates and joint ventures
2017	Interest held (%)	Fair value of listed investment	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMB Public Company Limited	30	1,006	877	21,251	19,004	711	507
Other investments in associates and joint ventures			211

			1,088

Investments in associates and joint ventures
2016	Interest held (%)	Fair value of listed investment	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMB Public Company Limited	30	729	861	21,439	19,275	685	489
Other investments in associates and joint ventures			280

			1,141

TMB Public Company Limited (TMB) is an associate in which ING Group holds a 30% ownership interest. TMB is a financial institution providing products and services to Wholesale, Small and Medium Enterprise (SME) and Retail customers. TMB is domiciled in Bangkok, Thailand and is listed on the Stock Exchange of Thailand (SET).

Other investments in associates and joint ventures are mainly investment property funds or vehicles operating predominantly in Europe.

ING Group does not hold any interests in Investments in Associates and joint ventures that are individually significant to ING Group. Other investments in associates and joint ventures represents a large number of associates and joint ventures with an individual statement of financial position value of less than EUR 50 million.

Significant influence for associates in which the interest held is below 20%, is based on the combination on ING Group’s financial interest and other arrangements, such as participation in the Board of Directors.

The reporting dates of certain associates and joint ventures can differ from the reporting date of the Group, but by no more than three months.

Accumulated impairments of EUR 33 million (2016: EUR 48 million) have been recognised. The values presented in the tables above could differ from the values presented in the individual financial statements of the associates and joint ventures, due to the fact that the individual values have been brought in line with ING Group’s accounting principles. Where the listed fair value is lower than the statement of financial position value, an impairment review and an evaluation of the going concern basis has been performed.

The associates and joint ventures of ING are subject to legal and regulatory restrictions regarding the amount of dividends it can pay to ING. These restrictions are for example dependant on the laws in the country of incorporation for declaring dividends or as a result of minimum capital requirements that are imposed by industry regulators in the countries in which the associates and joint ventures operate. In addition, the associates and joint ventures also consider other factors in determining the appropriate levels of equity needed. These factors and limitations include, but are not limited to, rating agency and regulatory views, which can change over time.

Changes in Investments in associates and joint ventures
	2017	2016
Opening balance	1,141	962
Additions	79	49
Transfers to and from Investments/Other assets and liabilities	–1	75
Revaluations	–8	38
Share of results	178	91
Dividends received	–32	–37
Disposals	–245	–54
Impairments		–3
Exchange rate differences	–24	20

Closing balance	1,088	1,141

In 2017, Transfers to and from Investments/Other assets and liabilities of EUR –1 million (2016: 75 million) included EUR 5 million reclassification from Available-for-sale equity securities to associates (2016: EUR 82 million) and EUR –6 million reclassification from/to other assets and other liabilities (2016: EUR –7 million).

In 2017, Revaluations as presented in the table above of EUR –8 million relates to several smaller revaluations. In 2016 revaluations of EUR 38 million includes EUR 54 million relating to TMB, EUR 17 million relating to Equens SE, and EUR –31 million due to other revaluations.

In 2017, Share of results from associates and joint ventures of EUR 178 million as presented in the statement of profit or loss and the table above, is mainly attributable to results of TMB, EUR 67 million and a gain of EUR 97 million on the sale of shares in Appia Group Ltd UK.

In 2016, Share of results from associates and joint ventures of EUR 88 million as presented in the statement of profit or loss, includes:

•	Share of results, as presented in the table above of EUR 91 million mainly attributable to results of TMB amounting to EUR 68 million and a gain of EUR 21 million on disposal of shares held in VISA Europe Limited; and

•	Impairments of investments in associates and joint ventures of EUR –3 million.

In 2017, Disposals of EUR 245 million is mainly attributable to the sale of Appia Group Ltd UK of EUR 146 million and several other smaller divestments in associates. In 2016, Disposals of EUR 54 million is mainly attributable to the sale of Enterprise Center of EUR 40 million and capital repayment CBRE Asia Value Fund of EUR 10 million.